As filed with the Securities and Exchange Commission on August 23, 2001

                       1933 Act Registration No. 333-55944
                      1940 Act Registration No. 811- 10301


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
PRE-EFFECTIVE AMENDMENT NO. 1

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /x/
AMENDMENT NO. 1


                        (Check appropriate box or boxes)

                              Ashport Mutual Funds
               (Exact name of registrant as specified in Charter)


                           c/o StateTrust Capital, LLC

                           800 Brickell Ave, Suite 103
                                 Miami, FL 33131
                    (Address of Principal Executive Offices)
                                 1-305-755-7467
                         Registrant's Telephone Number,
                              including Area Code:
                                 Jeffrey Cimbal

                             StateTrust Capital, LLC

                           800 Brickell Ave, Suite 103
                                 Miami, FL 33131
                     (Name and Address of Agent for Service)
                                    COPY TO:
                             Debra M. Brown, Esquire
                               Brown & Associates
                                  20 Oak Street
                                Beverly, MA 01915


Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

ASHPORT MUTUAL FUNDS
--------------------


                                ----------------
                                   PROSPECTUS
                                 August , 2001
                                ----------------

--------------------------------------------------------------------------------
                                 Large Cap Fund
--------------------------------------------------------------------------------
                               Small/Mid Cap Fund
--------------------------------------------------------------------------------
                                Fixed Income Fund
--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

OVERVIEW


This document contains particulars relative to Large Cap Fund, Small/Mid Cap Fund and Fixed Income Fund (each a "Fund" and together the "Funds"), for the purpose of giving information you should know before investing in any Fund and as a shareholder in a Fund.


Each of the Funds is an open-ended investment company. They offer a convenient and economical means of investing in professionally managed portfolios of securities, called Funds (when the term Fund or Funds are used they mean that the statement applies to each of the funds separately). A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in way that it believes will help each Fund achieve its goal. This prospectus offers Ashport Mutual Funds Class "A" and "C" Shares of each Fund listed on the cover.


Prospective investors should not construe the contents of this Prospectus as legal, tax or financial advice.

If you decide to invest in any of the Funds, the form of your investment will be shareholder open-ended investment company, and your liability in respect of those shares will be limited to the price you pay for them. The underlying investments of each of the Funds will depend on the particular Fund (see Investment Objectives & Policies) and may include securities listed on the US NASDAQ, NASDAQ Small Cap, NASDAQ Bulletin Board, American and New York Stock Exchanges as well as other recognized foreign exchanges and in debt securities issued by U.S. and foreign corporations and by U.S. and foreign governments, and their agencies. The price of Participating Preference Shares is dependent upon a wide variety of factors and an investment in the Fund carries a degree of risk, which is consistent with similar securities. Large Cap Fund, Small Cap Fund . and Fixed Income Fund . are not the subject of a statutory compensation scheme.

Any distribution or reproduction of all or any part of this document or its contents other than as set out specifically herein, is unauthorized.

StateTrust, LLC ("StateTrust") is the investment adviser for each Fund. StateTrust is a registered investment advisor pursuant to the rules of the Securities and Exchange Commission. StateTrust may retain certain sub-advisers to assist in managing the Funds.

This Prospectus contains important information you should know before investing in any Fund as a shareholder. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

Unless states otherwise, all information presented in this prospectus is common to all funds in the Ashport Fund Family.


The date of this Prospectus is August , 2001

Investment Objectives & Principal Investment Strategies


Large Cap Fund

Objective:

The objective of the Fund is to achieve long-term growth of capital.


Principal Investment Strategy:

Investing primarily in a diversified portfolio of equity securities of large capitalization companies (with market capitalizations of over 10 billion). The Adviser selects specific stocks that they believe have strong business momentum, earnings growth and capital appreciation potential. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Investment Strategy

The Large Cap Fund invests primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities. The advisor uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund.

The Fund is diversified as to issuers and industries, and emphasizes investments in companies that have market capitalization above 10 billion. Up to 10% of the Fund's total assets may be invested in other income producing securities, such as preferred stock or bonds that are convertible into common stock. Up to 20% of the Fund's total assets may be invested in securities issued by non-U.S.
companies. The Fund may acquire shares of exchange-traded funds or similar securities in order to achieve market or industry exposure. An exchange-traded fund is a pooled investment vehicle that invests in the securities of other issuers.

The Fund currently intends to use the S&P 500 Index as the broad-based securities market index for comparison purposes in reporting performance (also referred to as its benchmark).

Principal Risks of Investing

The Fund's goal is to provide long term capital appreciation. By virtue of investing in equity securities, there is the potential for price volatility. The equity markets move in cycles and this may cause the value of the Fund's equity securities to fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry trends and developments. These factors, as well as others contribute to the price volatility, which is a principal risk of investing in the Fund.

This Fund is subject to the risk that its market segment, securities of large cap companies may underperform other market segments or the equity markets as a whole. The Fund may invest in foreign instruments, which may be riskier than U.S. investments for many reasons. Some of these reasons may include changes in currency exchange rates, unstable political and economic conditions , a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States and foreign controls on investment.

Performance Information

This Fund did not commence operations until August , 2001 and, therefore, it does not have a full calendar year of investment operations.

Small/Mid Cap Fund

Objective:

The objective of the Fund is to achieve above-average total return, consistent with reasonable risks.


Principal Investment Strategy

Investing primarily in a diversified portfolio of equity securities of small and mid capitalization companies (with market capitalization between 100 million and 10 billion). The Adviser selects specific stocks that they believe have are currently under priced using certain financial measurements, such as their price-to-earnings ratios dividend income potential and earnings power.

Investment Strategy

The Small/Mid Cap Fund invests primarily in U.S. common stocks and other equity securities. Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities. The Adviser uses its own fundamental research, computer models and proprietary measures of value in managing this Fund

The Fund is diversified as to issuers and industries, and emphasizes investments in companies that have market capitalization between 100 million and 10 billion. Up to 10% of the Fund's total assets may be invested in other income producing securities, such as preferred stock or bonds that are convertible into common stock. Up to 20% of the Fund's total assets may be invested in securities issued by non-U.S. companies. The Fund may acquire shares of exchange-traded funds or similar securities in order to achieve market or industry exposure. An exchange-traded fund is a pooled investment vehicle that invests in the securities of other issuers.

The Fund intends to use the S&P Mid-Cap and Russell 2000 Indices for comparison purposes in reporting performance. Each of these is an index as to the broad-based securities market that is also referred to as the benchmark.

Principal Risks of Investing

The Fund's goal is to provide long term capital appreciation. By virtue of investing in equity securities, there is the potential for price volatility. The equity markets move in cycles and this may cause the value of the Fund's equity securities to fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry trends and developments. These factors, as well as others contribute to the price volatility, which is a principal risk of investing in the Fund.

This Fund is subject to the risk that its market segment, securities of small and mid cap companies may underperform other market segments or the equity markets as a whole. The values of securities of smaller, less well known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issues. The Fund may invest in foreign instruments which may be riskier than U.S. investments for many reasons. Some of these reasons may include changes in currency exchange rates, unstable political and economic conditions , a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States and foreign controls on investment.

Performance Information

This Fund did not commence operations until August , 2001 and, therefore, it does not have a full calendar year of investment operations.


Fixed Income Fund

Objective:

The objective of the Fund is to achieve high income and capital appreciation consistent with risk control.


Principal Investment Strategy

Investing primarily in a diversified portfolio of U.S. dollar denominated investment grade bonds (maintaining dollar-weighted average maturities between 5 and 12 years).

Investment Strategy

The Fixed Income Fund invests primarily in investment grade fixed income securities issues or guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. Government Securities"), and corporate issuers. U.S. Government Securities in which the Fund may invest include, but are not limited to the following:

o    U.S. Treasury bills, notes and bonds;

o    Government National Mortgage Association mortgage-backed certificates; and

o    Other securities representing ownership interests in mortgage pools.

Normally the Fund will invest at least 80% of its assets in fixed income securities of all types. The Fund may invest up to 65% of its total asset in a combination of U.S. dollar denominated bonds of foreign issuers, mortgage-backed securities, asset-backed securities, receivable-backed securities, floating or variable rate corporate debt instruments, convertible bonds (and the corresponding stock, if converted) and preferred stock.

Under normal conditions, the Fund may hold up to 20 % of its assets in cash or money market instruments in order to maintain liquidity or pending appropriate investment opportunities. The Fund maintains an average maturity that is generally similar to that of the broad-based securities index selected as the Fund's benchmark. Investment grade fixed income securities are those rated at the time of investment in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the Adviser to be of equivalent quality. The Fund will not invest more than 20% of its assets in fixed income securities rated in the lowest category of investment grade securities, measured at the time of the Fund's initial investment in the security. The advisor uses its own fundamental research, computer models and proprietary measures of bond and maturity selection in managing this Fund by allocating assets across different market sectors and maturities. Other factors include analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Risks

The principal risks of investing in this Fund are the following possibilities:
o Interest rate risk, which relates to changes in the value of the bonds as interest rates change;
o Credit risk, which is the risk that the issuer will not make the interest or principal payments;
o Prepayment risk, which is the risk that issuers may prepay principal earlier than scheduled at a time when interest rates are lower; and

o    Risks of political, social and economic developments

As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. During periods of particularly volatile market conditions, the Fund may not be able to buy or sell securities at favorable prices and the fund may experience losses.

Performance Information

This Fund did not commence operations until August , 2001 and, therefore, it does not have a full calendar year of investment operations.


Fees, Charges And Expenses

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)

                                                               Class A   Class C

Maximum Sales Charge Imposed on purchases                       4.75%     1.00%
(as a percentage of offering price)

Maximum sales charge (load) Imposed on Reinvested               None      None
Dividends (as a percentage of net assets)

Maximum deferred sales charge (as a percentage of               None      None
original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                  None      None

Exchange Fee                                                    None      None

Annual Fund Operating Expenses (expenses deducted from Fund assets)*

--------------------------------------------------------------------------------

Large Cap Fund Class A
----------------------
Management Fee                                                             .75%
Distribution (12b-1) Fees                                                  .25%
Other Expenses                                                             .86%*
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                      1.86%


--------------------------------------------------------------------------------

Large Cap Fund Class C
----------------------
Management Fee                                                             .75%
Distribution (12b-1) Fees                                                 1.00%
Other Expenses                                                             .86%*
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                      2.61%


--------------------------------------------------------------------------------

Small/Mid Cap Fund Class A
--------------------------
Management Fee                                                             .75%
Distribution (12b-1) Fees                                                  .25%
Other Expenses                                                             .86%*
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                      2.08%


--------------------------------------------------------------------------------

Small/Mid Cap Fund Class C
--------------------------
Management Fee                                                             .75%
Distribution (12b-1) Fees                                                 1.00%
Other Expenses                                                             .86%*
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                      2.61%


--------------------------------------------------------------------------------

Fixed Income Cap Fund Class A
-----------------------------
Management Fee                                                             .50%
Distribution (12b-1) Fees                                                  .25%
Other Expenses                                                             .86%*
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                      1.61%


--------------------------------------------------------------------------------

Fixed Income Cap Fund Class C
-----------------------------
Management Fee                                                             .50%
Distribution (12b-1) Fees                                                 1.00%
Other Expenses                                                             .86%*
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                      2.36%


--------------------------------------------------------------------------------


     Example

The examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses would remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------

*    Other  expenses  include  custody  expenses,  legal  and  accounting,   and
     shareholder reporting.

--------------------------------------------------------------------------------

Large Cap Fund Class A
----------------------

1 Year   -  $661.
3 Years  -  $1061.
--------------------------------------------------------------------------------
Large Cap Fund Class C
----------------------

1 Year   -  $361.
3 Years  -  $923.
--------------------------------------------------------------------------------
Small/Mid Cap Fund Class A
--------------------------

1 Year   -  $661.
3 Years  -  $923.
--------------------------------------------------------------------------------
Small/Mid Cap Fund Class C
--------------------------

1 Year   -  $383.
3 Years  -  $844.
--------------------------------------------------------------------------------
Fixed Income Cap Fund Class A
-----------------------------

1 Year   -  $633.
3 Years  -  $973.
--------------------------------------------------------------------------------
Fixed Income Cap Fund Class C
-----------------------------

1 Year   -  $333.
3 Years  -  $835

--------------------------------------------------------------------------------

     Additional Investment Policies


     Temporary Defensive Position. In addition to the investments and strategies described in this Prospectus, each Fund may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are described in detail in the Statement of Additional Information. Of course, there can be no guarantee that any Fund will achieve its investment goal.

     The investments and strategies described in this Prospectus are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes due to adverse economic or political conditions, or for liquidity purposes, each Fund may invest up to 100% of its total assets in fixed income securities, money market instruments and other securities.

     Change in Market Capitalization

     The Large Cap Fund and the Small/Mid Cap Fund specify a market capitalization range for acquiring portfolio securities. If a security that is within the range for a fund at the time eof purchase later falls outside the range, which is most likely to happen because of market growth, the Fund may continue to hold the security if , in the Adviser's judgement, the security remains otherwise consistent with the Fund's investment goal and strategies.

     Termination of Fund

     The Fund are new mutual funds. As with any venture, there can be no assurance that the Funds as an enterprise will be successful or will continue to operate indefinitely. The Trustees may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of a liquidation, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

     Investment Adviser

     StateTrust Capital, LLC (the "Investment Advisor" or "StateTrust") with offices at 800 Brickell Avenue, Miami, Florida 33131 serves as investment adviser, for the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser will be registered as an investment adviser with the Securities and Exchange Commission no later than August , 2001.

     The Investment Adviser is a Delaware Corporation and has been registered as an investment adviser in the State of Florida. The Adviser also serves as adviser for the Ashport Offshore Funds. StateTrust may retain certain sub-advisers to assist in managing the Funds.

     Portfolio Manager


     David Vurgait is a shareholder, director and advisor of the Investment Manager. Mr. Vurgait will be serving as the primary portfolio manager for the funds. Prior to founding The StateTrust Group in 1999, Mr. Vurgait served as Vice President of the Corporate Finance area of Andino Capital Markets, Inc. (ACM ) from 1996 through 1999. Prior to 1996, Mr. Vurgait served as a senior associate for Booz Allen & Hamilton, Andean Region. Mr. Vurgait is a graduate of The Wharton School, McGill University and Universidad Simon Bolivar.


     The Large Cap Fund and the Small/Mid Cap Fund each pay the Adviser .75% of the average daily net assets of the Fund. The Fixed Income Fund pays the Adviser .50% of the average daily net assets of the Fund. In the interest of limiting expenses of the Fund, the Adviser has agreed to waive or limit its fees and to assume other expense so that the total operating expenses of the Funds will be lower.


     The Administrator

     StateTrust Capital, LLC shall serve as administrator (the "Administrator") of each Fund pursuant to the terms of the Administration Agreements dated [Date]. The Administrator may, with the consent of each Fund, retain other service providers or agents to assist it in the performance of its duties. The Administrator or its appointed agents will be responsible for the day to day administrative tasks of the Fund, including but not limited to:

     (a)  Maintenance of each Fund's books and records;

     (b)  Processing of applications;

     (c)  Preparation of shareholder reports;

     (d)  Calculation of the Net Asset Values of each Fund's

     (e) Issuance of communications with shareholders and/or governmental bodies;

     (f)  Payment of each Fund's expenses;

     (g)  Provision  of  suitable   facilities  and  procedures  for  processing
          distributions and redemptions; and

     (h) Supervision of the orderly liquidation and dissolution of each Fund, if required.

     To the extent that the Administrator relies on information supplied by any brokers, agents or other financial intermediaries engaged by the Funds in connection with the making of any of the aforementioned calculations, the liability of the Administrator for the accuracy of such calculations shall be limited to the accuracy of its computations. The Administrator shall not be liable for the accuracy of any underlying data provided to it.

Classes Of Fund Shares

     All portfolios other offer two classes of shares, each subject to a sales charge. The differences between the classes are described as follows:

     Class A shares:                 Sales Charge as a %
     Purchase Amount                 of Offering Price
     ---------------                 -----------------

     Less than $100,000                    4.75%
     $100,000-$249,999                     4.00%
     $250,000-$499,999                     3.00%
     $500,000-and over                     2.25%

     The minimum initial investment amount for the funds is $500. The minimum subsequent purchase amount for the portfolio is $250.

     Class C shares:

                                     Sales Charge as a %
     Purchase Amount                 of Offering Price
     ---------------                 -----------------

     $1 and over                           1.00%

     Shares are subjected to distribution (12b-1) fees for eight years, after which time your shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

     The minimum initial investment amount for the funds is $500. The minimum subsequent purchase amount for the portfolio is $250.

     Purchases and Redeeming Fund Shares

     You can purchase or redeem some or all of your shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received according to the procedures established when the shareholders opened the mutual fund account. Ordinarily, the Fund will issue your redemption check within 7 business days after the transfer agent accepts your redemption request. However, when you buy shares with a check, no check will be issued against those funds for 15 days. The transfer agent or Fund may reject any purchase order.


     Transfer Within the Ashport Family

     Any shareholder may at any point in time transfer in whole or in part funds from one Fund to another within the same Class of share by redeeming from one Fund and subscribing to the other. However, any transfer from the Ashport Fixed Income Fund Inc. to any of the other Funds shall cause an additional sales charge of the difference between the up front sales charges described above.


     Abusive Trading Practices

     To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.


     Net Asset Value


     NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable fair value prices will be determined in good faith using methods approved by the Board of Trustees.

     Each fund's NAV is calculated once each day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally at 4:00 pm eastern time) on the days that the Exchange is open.

     12b-1 Plan

     Each Fund has adopted 12b-1 Plans pursuant to the rules of the 1940 Act. These plans allow each Fund to collect distribution and service fees for the sale and servicing of each Fund's shares. Since these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. The Board of Trustees has approved payment under the 12b-1 Plan of .25% of the average daily net assets of the Fund for all Class A shares and 1.00% of the average daily net assets of the Fund for all Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     All Class C shares will automatically convert to Class A shares after eight years.


     Distribution and Service Fees: Distribution and Service Fees are used to compensate the Funds' Distributor ("Distributor") for expenses incurred to promote the sale of shares and the servicing of accounts of each Fund.

     The expenses incurred by the Distributor under the 12b-1 Plans include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance.

     Distribution fees also allow the Distributor to compensate broker-dealers or other persons for providing distribution assistance, as well as financial intermediaries for providing administrative and accounting services for their account holders.

     Dividend And Distribution Information

     The Funds distribute at least annually any net investment income and any net realized capital gains. The Funds may also make distributions on a more frequent basis to comply with Federal tax requirements. For purposes of this calculation, net investment income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period.

     For your convenience, dividends and capital gains are automatically reinvested in your Fund. If you ask us to pay the distributions in cash, your Ashport Funds Account will be credited instead of purchasing more shares of your Fund.

     Taxes
     -----

     As with any investment, you should consider how your investment in the Funds would be taxed. If your account is not a tax-deferred retirement account, you should be aware of the following tax consequences. For federal income tax purposes, a Fund's income and short-term capital gain distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as capital gains. Your distributions may also be subject to state and local income taxes. The distributions are taxable when they are paid, whether you receive them in cash or participate in the dividend reinvestment program. It is anticipated that each January, Ashport Mutual Funds will mail you a form indicating the federal tax status of dividends and capital gains distributions earned from your securities, including the Funds, held within your Account. For individuals, long-term capital gains are generally subject to a maximum tax rate of 20%. If you hold shares in a tax-deferred retirement account, your distributions will be taxed when you receive a distribution from your tax-deferred account.

     When you redeem your shares, the tax treatment of any gains or losses may be affected by the length of time for which you hold your shares.


     As a shareholder, you must provide the funds with correct taxpayer identification number (generally your Social Security number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Ashport Funds to withhold 30% or the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.


     Please see the "Statement of Additional Information" for your Fund for more information on the tax consequences of your investment. You should also consult your own tax adviser for further information.

For More Information

General Information and Other Available Information
The Funds will send out a semi-annual report and an annual report to shareholders of the Ashport Funds. These reports include a list of the Fund's investments and financial statements. The annual report will contain a statement from the Fund's Adviser discussing market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Funds have a Statement of Additional Information that contains additional information on all aspects of the Funds and are incorporated by reference into this Prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available for review at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330) or on the SEC's web site at http://www.sec.gov. You can also obtain copies of Fund documents filed with the SEC by writing:

          Securities and Exchange Commission
          Public Reference Section
          Washington, DC  20549-6009
          Payment of a duplicating fee may be required.             .


Shareholders may obtain any of these documents free of charge and may request other information about the Funds by calling Ashport Funds at (800) or go to www.funds@statetrust.com

Ashport Mutual Funds
SEC file number: 811-10301

ASHPORT MUTUAL FUNDS
801 Brickell Avenue
Miami, FL 33131
Toll Free (800)

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                    April , 2001

     This Statement of Additional Information relates to the Ashport Large Cap Fund, Ashport Small to Mid Cap Fund and Asport Fixed Income Fund. Each Fund is a series of the Ashport Mutual Funds(the "Ashport Funds" or the "Funds"). This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated April , 2001, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number listed above.

                                TABLE OF CONTENTS

FUND HISTORY.................................................................
INVESTMENT POLICIES AND RESTRICTIONS.........................................
FUNDAMENTAL INVESTMENT RESTRICTIONS
MANAGEMENT...................................................................
    Adviser..................................................................
EXPENSES OF THE FUNDS........................................................
    Distribution Plan........................................................
PURCHASES, REDEMPTIONS, AND EXCHANGES
    Purchases................................................................
    Redemptions..............................................................
    Exchanges................................................................
NET ASSET VALUE..............................................................
DIVIDENDS, DISTRIBUTIONS AND TAXES
PORTFOLIO TRANSACTIONS.......................................................
PORTFOLIO TURNOVER...........................................................
INVESTMENT PERFORMANCE INFORMATION...........................................
SHARES OF BENEFICIAL INTEREST................................................
GENERAL INFORMATION..........................................................
    Organization and Capitalization..........................................
    Counsel and Independent Auditors.........................................
    Custodian and Transfer Agent.............................................
    Additional Information...................................................
    Financial Statements.....................................................
APPENDIX.....................................................................

                                  FUND HISTORY


     The Ashport Mutual Funds were organized on May21 , 2001 as a business trust under the laws of the state of Massachusetts. Its shares are currently divided into three series, the Large Cap Fund (the "Large Cap Fund"), the Small/Mid Cap Fund (the "Small/Mid Cap Fund"), and Fixed Income Fund (the "Fixed Income Fund") (collectively referred to as the "Funds"). Each of the Funds operates as diversified open-end management investment companies. The Funds have an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes.


                      INVESTMENT POLICIES AND RESTRICTIONS

     The following investment policies and restrictions supplement and should be read in conjunction with the information set forth under the heading "The Ashport Mutual Funds' Investment Objectives and Policies" in the Funds' Prospectus. Except as noted in the Prospectus, each Fund's investment policies are not fundamental and may be changed by the Trustees of the Funds without shareholder approval. Shareholders will be notified prior to a significant change in such policies. Each Fund's fundamental investment restrictions may not be changed without shareholder approval as defined in "Fundamental Investment Restrictions" in this Statement of Additional Information.

     Warrants. The Funds each may invest up to 5% of their respective total assets in warrants. Warrants may be considered more speculative than certain other types of investments due to the following:

          (1) Holders are not entitled to dividends or voting rights with respect to the underlying securities;
          (2) Warrants do not represent any rights to the assets of the issuing company;
          (3) A warrant's value does not necessarily change in proportion to the value of the underlying securities; and
          (4) A warrant ceases to have value if it is not exercised prior to the expiration date.

     Non-U.S. Securities. The Funds may invest up to 10% of the value of their respective total assets in non-U.S. securities. Investment in non-U.S. securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. With respect to certain countries, there is also the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. In addition, the heightened risk of companies, industries and/or countries not being prepared for the Year 2000 computer problem, could cause a significant reduction in a fund's net asset value, total return and yield.

     There may be less publicly available information about a non-U.S. company than about a U.S. company. Non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Non-U.S. securities markets, while growing in volume, generally have substantially less trading volume than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets generally are higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds may have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect a Fund's performance. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or investors.

     Options. The Funds may purchase and sell call and put options for the purpose of hedging against a decline in the value of their respective portfolio securities.

     A call option gives the purchaser, in exchange for a premium paid, the right for a specified period of time to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer, or seller, of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, that Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

     A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Fund that sells a put option might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     If a Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to or concurrently with the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option). A Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise price or expiration date or both. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option.

     A Fund will write only fully "covered" options. An option is fully covered if at all times during the option period, the Fund writing the option owns either (i) the underlying securities, or securities convertible into or carrying rights to acquire the optioned securities at no additional cost, or (ii) an offsetting call option on the same securities at the same or a lower price.

     A Fund may not write a call option if, as a result thereof, the aggregate of such Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 10% of its total assets. The Funds may also purchase and sell financial futures contracts and options thereon for hedging and risk management purposes and to enhance gains as permitted by the Commodity Futures Trading Commission (the "CFTC").

     A Fund may also purchase and sell securities index options. Securities index options are similar to options on specific securities. However, because options on securities indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying securities index on the exercise date. When a Fund writes an option on a securities index, it will establish a segregated account with its custodian in which it will deposit cash or high quality short-term obligations or a combination of both with a value equal to or greater than the market value of the option and will maintain the account while the option is open.

     Each Fund's successful use of options and financial futures depends on the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select international securities for investment. The ability of a Fund to close out an option or futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The inability to close options and futures positions also could have an adverse impact on each Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

     To the extent that puts, calls, straddles and similar investment strategies involve instruments regulated by the CFTC, each Fund is limited to an investment not in excess of 5% of its total assets, except that each Fund may purchase and sell such instruments, without limitation, for bona fide hedging purposes.

     Repurchase Agreements. The Funds may enter into "repurchase agreements" with member banks of the Federal Reserve System, "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities or with any domestic broker/dealer which is recognized as a reporting government securities dealer. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds require continual maintenance of collateral with the Custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral.

     Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it would establish and maintain with an approved custodian a segregated account containing liquid high-grade securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by a Fund for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer or receiver would receive an extension of time to determine whether to enforce a Fund's obligations to repurchase the securities and a Fund's use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Funds or the Securities and Exchange Commission ("SEC") to the extent liquid high-grade debt securities are segregated in an amount at least equal to the amount of the liability.

     Illiquid Investments. The Funds may invest up to 15% of its assets in illiquid investments. Under the supervision of the Trustees, the Adviser determines the liquidity of a Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of that Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to such Fund's limitations on investments in illiquid securities.

     Borrowing. Each Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities or for other purposes. Under the Investment Company Act of 1940, as amended (the "1940 Act"), each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. The Adviser does not currently intend to engage in borrowing transactions.

     Securities Lending. The Funds may seek to receive or increase income by lending their respective portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange and are required to be secured continuously by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. Accordingly, the Funds will continuously secure the lending of portfolio securities by collateral held by the Custodian consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. The Funds have the right to call such a loan and obtain the securities loaned at any time on five days notice. Cash collateral may be invested in fixed income securities rated at least A or better by S&P or Moody's. As is the case with any extension of credit, loans of portfolio securities involve special risks in the event that the borrower should be unable to repay the loan, including delays or inability to recover the loaned securities or foreclose against the collateral. The aggregate value of securities loaned by a Fund may not exceed 33 1/3% of the value of the Fund's total assets.

     When Issued, Delayed Delivery Securities and Forward Commitments. The Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security.

     When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually acquiring the security, such Fund may sell the security before the settlement date if it is deemed advisable.

     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. Each Fund will segregate with its Custodian cash or liquid high-grade securities in an aggregate amount at least equal to the amount of its respective outstanding forward commitments.

     Short Selling. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make a delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Funds' net assets. The Funds may not make a short sale which results in the Funds having sold short in the aggregate more than 10% of the outstanding securities of any class of an issuer.

     The Funds also may make short sales "against the box" in which the Fund enters into a short sale of a security it owns.

     Until the Funds close out their short position or replace the borrowed security, they will: (a) maintain a segregated account, containing permissible liquid assets, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover their short position.

     Temporary Defensive Position. The funds may from time to time enter a temporary defensive position. During this time, the fund(s) would increase their cash positions in the affected portfolio.

                       Fundamental Investment Restrictions

     The following fundamental investment restrictions may not be changed with respect to a Fund without the approval of a majority of the shareholders of that Fund, which means the affirmative vote of the holders of (a) 67% or more of the shares of that Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (b) more than 50% of the outstanding shares of that Fund, whichever is less. Except as set forth in the Prospectus, all other investment policies or practices are considered by each Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     The following investment restrictions are applicable to each of the Funds. Briefly, these restrictions provide that a Fund may not:

          (1) purchase the securities of any one issuer, other than the United States Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

          (2) invest 25% or more of the value of its total assets in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

          (3) issue senior securities in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. A Fund's obligations under swaps are not treated as senior securities;

          (4) borrow money (including on margin if margin securities are owned and enter into reverse repurchase agreements) in excess of 33 1/3% of its total assets except that the Fund may borrow up to 5% of its total assets for temporary purposes; or

          (5) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Fund's investment objectives and policies or the acquisition of securities subject to repurchase agreements;

          (6) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities a Fund may be deemed to be an underwriter;

          (7)  purchase real estate or interests therein;

          (8) purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Fund becoming subject to registration with the CFTC as a commodity pool;

          (9) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities do not exceed 25% of the then outstanding securities of that class; or

          (10) invest in oil, gas or other mineral leases.

                                   MANAGEMENT

     The Trustees and principal officers of the Funds, their ages and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 800 Brickell Avenue, Miami, Florida. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Funds as defined by the 1940 Act.


     *David Vurgait, 37, David Vurgait is a shareholder, director and advisor of the Investment Manager and Trustee of the Funds. Mr. Vurgait will be serving as the primary portfolio manager for the funds. Prior to founding The StateTrust Group in 1999, Mr. Vurgait served as Vice President of the Corporate Finance area of Andino Capital Markets, Inc. (ACM ) from 1996 through 1999. Prior to 1996, Mr. Vurgait served as a senior associate for Booz Allen & Hamilton, Andean Region. Mr. Vurgait is a graduate of The Wharton School, McGill University and Universidad Simon Bolivar.

     * Jeffrey W. Cimbal, CPA, CFP 42 Mr. Cimbal serves as a trustee of the Funds and as chief operating officer of the Investment Manager. Prior to joining the Investment Manager in 2000, Mr. Cimbal served as Vice President and CFO for CecWest Securities, Inc. an NASD registered brokerage firm from 1986 through 2000. Prior to that position, Mr. Cimbal served as a senior internal auditor for Mutual of New York. Mr. Cimbal has his bachelors of science degree from C.W. Post College.

     W. Brian Barrett, 45 Mr. Barrett serves as a trustee of the Funds. Mr. Barrett serves as an associate professor of Finance with the University of Miami. Prior to his teaching position (June 1988), Mr. Barrett served as a vice president and director of research for Mellon Bond Associates. Mr. Barrett holds a Ph.d and M.S.I.M. in Finance from the Georgia Institute of Technology and a Bachelors degree in Economics from the University of Michigan.

     Jaime Maya, 44 Mr. Maya serves as a trustee of the Funds. Mr. Maya has served as a Certified Public Accountant since 1985. He is a graduate of the University of Florida with a Bachelor of Science in Business Administration. Mr. Maya is the principal of his firm in Miami, Florida.

     Thomas R. Robinson, 43 Mr. Robinson serves as a trustee of the Funds. Mr. Robinson serves as Associate Professor of Accounting with the University of Miami. From August 1992 to May 1999, Mr. Robinson served as an assistant professor of accounting with the University of Miami. Mr. Robinson serves as a consultant in the areas of accounting, financial statement analysis, investments and valuation for law firms, accounting firms, professional organizations and government agencies. Mr. Robinson is a certified public accountant, certified financial analyst and a certified financial planner.


The following table sets forth certain information regarding compensation of the Funds' Trustees and officers. Except as disclosed below, no executive officer or person affiliated with he Funds received compensation from the Funds.

                               Compensation Table

                                                                                   Total
                                                                                Compensation
                                            Pension or                           From Trust
                                            Retirement                            And Fund
                           Aggregate         Benefits           Estimated         Complex
                          Compensation       Accrued             Annual        Expected to be
                              From        As Part of Trust    Benefits Upon       Paid to
Name and Position           Trust(1)         Expenses          Retirement        Trustees


David Vurgait               $    0            None                None             $   ()
W. Brian Barrett            $1,000.           None                None             $1,000.
Jeffrey W. Cimbal           $    0            None                None             $    0
Jaime Maya                  $1,000            None                None             $1,000
Thomas Robinson             $1,000            None                None             $1,000

--------------

(1) The Ashport Funds anticipate paying each independent Trustee approximately $500.00 per regularly scheduled board meeting. The Funds expect to pay the independent trustees 2,000 a person in each calendar year.

(2) The parenthetical number represents the number of portfolios (including the Ashport Funds) for which such person acts as Trustee that are considered part of the same fund complex as the Funds.

                               ------------------


     The Trustees of the Ashport Funds who are officers or employees of the Adviser or any of its affiliates receive no remuneration from the Ashport Funds. Each of the Trustees who are not affiliated with the Adviser will be paid a $500. fee for each board meeting attended.


Adviser


The Investment Advisory Agreement was approved by the Board of Trustees of the Funds on July 17 , 2001 and by the then shareholders on and became effective on the same date. The Investment Advisory Agreement continues in force for and initial twenty four month period and then in successive twelve month periods provided that such continuation is specifically approved by a majority vote of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval.


     Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services, order placement facilities and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:

     Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a subadviser to assist in the performance of its services to the Funds.

Distribution Plan

     Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Funds have adopted a Distribution Agreement (the "Distribution Agreement") and a Rule 12b-1 Plan for shares of each Fund (the "12b-1 Plans") to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares.


     Pursuant to the Distribution Agreement and the 12b-1 Plans, the Treasurer of the Funds reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of the Funds on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the 1940 Act) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement and 12b-1 Plans were initially approved by the Funds' Trustees including a majority of the disinterested Trustees, on July 17, 2001. All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of the Funds nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. In addition to such Trustee approval, the 12b-1 Plans may not be amended in order to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without the approval of a majority of the outstanding shares of such Funds. Each Fund's 12b-1 Plan or Plans may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of a Fund or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of a Fund on not more than 60 days notice to any other party to the agreement, and will terminate automatically in the event of assignment.


     Under the Agreements, the Adviser may make payments to the Distributor from the Adviser's own resources, which may include the management fees paid by the Funds. In addition to the maintenance fee paid to dealers or agents, the Distributor may from time to time pay additional compensation to dealers or agents in connection with the sale of shares. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives of such dealers or agents who sell shares of the Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Funds during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such dealer or agent may elect to receive cash incentives of equivalent amounts in lieu of such payments.

                      PURCHASES, REDEMPTIONS, AND EXCHANGES

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Funds intend to distribute to shareholders of the Funds on an annual basis, substantially all of such respective periods' investment company taxable income, if any, for each respective Fund. Such distributions generally will be taxable to shareholders as ordinary income for federal income tax purposes. Since each Fund is treated as a single entity for Federal income tax purposes, the performance of one Fund will have no effect on the income tax liability of shareholders of another Fund.

     Upon a redemption or other disposition of shares of a Fund, a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in such shares. Generally, such gain or loss will be capital gain or loss, if the shares are held as capital assets and will be long-term capital gain or loss if the shareholder's holding period for such shares exceeds one year.

     Capital gains, if any, realized by each of the Funds during their fiscal year will be distributed to the respective shareholders shortly after the end of such fiscal year. Distributions of the Funds' net capital gain, when designated as such, will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares.

     Each income dividend and capital gains distribution, if any, declared by the Funds on the outstanding shares of any Fund will, at the election of each shareholder, be paid in cash or reinvested in additional full and fractional shares of that

Fund at the net asset value as of the close of business on the date identified for reinvestment. Such distributions, to the extent they would otherwise be taxable, will be taxable to shareholders regardless of whether paid in cash or reinvested in additional shares. An election to receive dividends and distributions in cash or shares is made at the time of the initial investment and may be changed by notice received by the Funds from a shareholder at least 30 days prior to the record date for a particular dividend or distribution on shares of each Fund. There is no charge in connection with the reinvestment of dividends and capital gains distributions.

     For Federal income tax purposes, dividends that are declared by a Fund in October, November or December of any year and payable to shareholders of record on a specified date in such a month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year in which they were declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     Shareholders will be advised annually as to the Federal tax status of dividends and capital gains distributions made by each Fund for the preceding year.

     There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any gains. The amount of any dividend or distribution paid by each Fund depends upon the realization by the Fund of income and capital gains from that Fund's investments. All dividends and distributions will be made to shareholders of a Fund solely from assets of that Fund.

     Payment (either in cash or in portfolio securities) received by a shareholder upon redemption of his shares, or an exchange of shares in one Fund for shares in another Fund, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or losses) depending upon the shareholder's holding period and basis in respect of shares redeemed. Any loss realized by a shareholder on the sale of Fund shares held for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares. Note that any loss realized on the sale of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the disposition of such shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     A dividend or capital gains distribution with respect to shares of any Fund held by a tax-deferred or qualified retirement plan, such as an IRA, Keogh Plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     As a regulated investment company, each Fund will not be subject to Federal income tax on income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income to shareholders each year but will be subject to tax on its income and gains to the extent that it does not distribute to its shareholders an amount equal to such income and gains. In addition, each Fund will be subject to a nondeductible 4% excise tax on the excess, if any, of certain required distribution amounts over the amounts actually distributed by that Fund. To the extent practicable, each Fund intends to make such distributions as may be necessary to avoid this excise tax.

     Some of the investment practices of each Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Funds and affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, and in the case of certain hedges or appreciated securities, the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in their respective portfolios (i.e., treat them as if they were closed out), which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     Each Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends, capital gain distributions or the proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish the Funds with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to certify to the Funds that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

     The foregoing is only a brief summary of some of the material U.S. federal income tax considerations generally relating to an investment in the Funds. It is based upon the Code, applicable Treasury regulations and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof and which are subject to change, possibly with retroactive effect. This summary is directed to investors who are U.S. persons (as determined for U.S. federal income tax purposes) and does not purport to discuss all of the income tax consequences applicable to the Funds or to all categories of investors, some of whom may be subject to special rules (including dealers in securities, insurance companies, non-U.S. persons and tax-exempt entities). Investors are urged to consult their tax advisers regarding the specific U.S. federal income tax consequences of an investment in the Funds, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Board of Trustees of the Funds, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Funds. Portfolio transactions for the Funds are normally effected by brokers.

     The Funds have no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Funds to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker or dealer, the Adviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of their investment advisory accounts, and accordingly, not all such services may be used by the Adviser in connection with the Funds. If a Fund determines in good faith that the amount of transaction costs charged by a broker or dealer is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker or dealer, the Fund may utilize such broker or dealer although the transaction costs of another broker or dealer are lower. The supplemental information received from a broker or dealer is in addition to the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

     Neither the Funds, nor the Adviser on behalf of the Funds have entered into agreements or understandings with any broker or dealer regarding the placement of securities transactions. Because of research or information to the Adviser for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Funds. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

     The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Funds effect securities transactions are used by the Adviser in carrying out their investment management responsibilities with respect to all their client accounts but not all such services may be utilized by the Adviser in connection with the Funds.

     The Funds may deal in some instances in equity securities which are not listed on an exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Funds seek to deal with the primary market-makers, but when necessary in order to obtain the best price and execution, it utilizes the services of others. In all cases, the Funds will attempt to negotiate best execution.

                               PORTFOLIO TURNOVER

     Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. Each Fund does not anticipate a portfolio turnover rate in excess of 100%. A higher rate involves greater transaction costs to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

                       INVESTMENT PERFORMANCE INFORMATION

     Each  Fund  may  furnish   data  about  its   investment   performance   in
advertisements, sales literature and reports to shareholders. "Total return" represents the change in value of $1,000 invested at the maximum public offering price for a period assuming reinvestment of all dividends and distributions.

     Quotations of average annual total return will reflect only the performance of an investment in any Fund during the particular time period shown. Each Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing each Fund's current yield to yields published for other investment companies and other investment vehicles. Average annual total return and yield should also be considered relative to change in the value of each Fund's shares and the risks associated with each Fund's investment objectives, policies and risk considerations. At any time in the future, average annual total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

     From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning each Fund. These sources include Lipper, Inc., Weisenberger Investment Company Service, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

     In connection with communicating its yield or average annual total return to current or prospective shareholders, each Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Quotations of each Fund's average annual total return will represent the average annual compounded rate of return of a hypothetical investment in each Fund over periods of 1, 5, and 10 years (or up to the life of each Fund), and are calculated pursuant to the following formula:

                                        n
                                  P(1+T)  =ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). All average annual total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested.

                               GENERAL INFORMATION

Organization and Capitalization

     The Trust was formed on 2001, as a 'business trust' under the laws of the State of Massachusetts.

     The Agreement and Declaration of Trust provides that no Trustee, officer, employee or agent of the Funds is liable to the Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Funds, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. It also provides that all third parties shall look solely to the property of a Fund or the property of such appropriate Fund for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of the Funds against all liability in connection with the affairs of the Funds.

     All shares of the Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the 1940 Act and the laws of the State of Delaware.

Additional Information

     This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Funds with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 23. Exhibits: Except as noted, the following exhibits are being filed herewith:


     (a)  Declaration of Trust of Registrant filed herein.
     (b)  By-Laws of Registrant filed herein.


     (c)  Not applicable.


     (d) Investment Advisory Agreement between StateTrust Capital LLC and Registrant is filed herein
     (e)  Underwriting Agreement is filed herein.
     (f)  Not applicable.
     (g)  Custody Agreement is filed herein.


     (h)  Other Material Contracts


          (1)  Administration   Agreement  between   Registrant  and  StateTrust
               Capital LLC is filed herein.

          (2)  Transfer Agency Agreement is filed herein.

     (i)  To be filed by amendment.


     (j)  Not applicable.

     (k)  Not applicable.

     (l). To be filed by amendment.


     (m)  Rule 12b-1 Plan is filed herein.
     (n)  Not applicable
     (o)  Not applicable.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     The Registrant does not directly or indirectly control any person.

Item 25.  Indemnification


     SECTION 8.1 TRUSTEES, SHAREHOLDERS, ETC. NOT PERSONALLY LIABLE, NOTICE. The Trustees and officers of the Trust, in incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees or officers of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Portfolio, and subject to SECTION 8.4 hereof, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Portfolio, save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular Portfolio, that Portfolio) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Portfolio in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Portfolio, and all Persons dealing with the Trust or any

Portfolio shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust or the Portfolio Assets of such Portfolio, as the case may be, for the payment or performance thereof.

     The Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that this Declaration is on file with the Secretary of The Commonwealth of Massachusetts and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Portfolio in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually, or to subject the Portfolio Assets of any Portfolio to the obligations of any other Portfolio.


Item 26.  Business and Other Connections of Investment Adviser


All of the information required by this item is set forth in the Form ADV, as amended, of StateTrust Capital LLC (File No. 801- 56063). The following sections of Form ADV are incorporated herein by reference:


     (a)  Items 1 and 2 of Part II
     (b)  Section 6, Business Background, of each Schedule D.


Item 27.  Principal Underwriter - StateTrust Securities


--------------------------------------------------------------------------------
Name:              Positions and Offices                Positions and Offices
                   with Underwriter:                    with Registrant:
--------------------------------------------------------------------------------

David Vurgait      President                            President
--------------------------------------------------------------------------------
Jeffrey Cimbal     Sr. Vice President and Secretary     Chief Compliance Officer

--------------------------------------------------------------------------------

     (c)
--------

Item 28.  Location of Accounts and Records


     (a)StateTrust Capital serves as the principal holder of records for the Registrant. The Declaration of Trust, by-laws, minute books and procedural information of the Registrant are in the physical possession of StateTrust Capital LLC 800 Brickell Avenue, Suite 103, Miami, FL


     (b)All books and records required to be maintained by the custodian will be maintained by

          First Union Bank

     (c)All books and record required to be maintained by the transfer agent and accounting agent are held at:

          StateTrust Capital LLC
          800 Brickell Avenue, Suite 103
          Miami, FL


Item 29.  Management Services.
     Not Applicable

Item 30.  Undertakings.

                                  EXHIBIT INDEX
                                  -------------

Exhibit
Letter                       Document Title
a.       Declaration of Trust                                                  1
b.       By-laws                                                               2
c.       Not applicable
d.       Investment Advisory Agreement                                         3
e.       Underwriting (Distribution) Agreement                                 4
f.       Not applicable
g.       Custody Agreement with First Union                                    5
H (1)    Accounting Services Agreement                                         6
  (2)    Transfer Agency Agreement                                             7
M        Rule 12b-1 Plan                                                       8
Code of Ethics                                                                 9

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Miami, and State of Floridaon the 24 day of August, 2001.


                                        Ashport Mutual Funds Trust
                                        Large Cap Fund
                                        Small/Mid Cap Fund
                                        Fixed Income Fund


                                        By: /s/ David Vurgait
                                           ------------------
                                        Trustee - Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Fund's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                          Date


/s/                                                                August , 2001
--------------------------------------------------------------------------------
Jeffrey Cimbal
--------------
Trustee of the Fund and Chief Financial Officer

/s/                                                                August , 2001
--------------------------------------------------------------------------------
Jamie Maya, CPA
---------------
Trustee of the Fund

/s/                                                                August , 2001
--------------------------------------------------------------------------------
Thomas R. Robinson
------------------
Trustee of the Fund

/s/                                                                August , 2001
--------------------------------------------------------------------------------
W. Brian Barrett
----------------
Trustee of the Fund